Subsequent Events	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Subsequent Events
29.	SUBSEQUENT EVENTS

(a)	Selling of Non-Core Assets
In January 2020, the Company divested of its stake in its three Arkansas dispensaries for cash consideration of $2,000 in cash at close, and contingent cash consideration of $2,992 which is earned when Arkansas regulators approve certain cannabis license ownership transfers.
On March 30, 2020, the Company announced the divestiture of its subsidiary, PHX Interactive LLC, which manages Mission North Mountain in Phoenix, Arizona for $6,000 in cash.
On May 1, 2020, the Company announced that it had entered into a definitive agreement to sell its stake in retail cannabis licenses in Pennsylvania and Maryland, netting in excess of $18,000 of cash. On May 8, 2020, the Company completed the sale of its non-core
retail licenses in Pennsylvania for a total cash consideration of $10,600.

(b)	Modification of Existing Debt
In January 2020, the Company, in exchange for cash consideration, issued entities associated with GGP $3,000 in secured convertible promissory notes, bearing 15% interest, payable in kind. The secured promissory notes were repaid in full on May 8, 2020 using proceeds from the sale of the Company’s non-core
retail licenses in Pennsylvania.
In exchange for consent of allowing the sale of the PHX Interactive LLC assets, GGP issued an amendment fee of 1% of outstanding principal and interest, to be paid in the form of an additional note payable with the same terms as the original note payable (see Note 16 for original terms). This resulted in an additional $348 of initial principal payable to GGP. The amendment fee was repaid in full on May 8, 2020 using proceeds from the sale of the Company’s non-core
retail licenses in Pennsylvania.
In exchange for consent to allow the sale of the Pennsylvania and Maryland assets and the release of related collateral, the Company has agreed to make prepayments of principal to LI Lending in the amount of $250 per month for an eight-month period beginning on May 1, 2020. Additionally, the Company agreed to pay an increased interest rate of an additional 2% on the final $10,000 of the loan until such time as this amount has been paid down, and the remaining loan amount will be subject to the original 10.25% interest rate.

(c)	Private Placement Debt
The Company announced on May 15, 2020, that it had closed on raising approximately $5,800 in private placement of convertible debt. The convertible debt has an annual coupon of 5%, paid-in-kind,
and will mature on February 28, 2022. The Notes are exchangeable into subordinate voting shares (“common equivalent”) at a conversion price of $0.25.

(d)	Extension of Healthy Pharms Note Payable
As of May 7, 2020, the Company gave notice to extend the repayment date of the $4,886 note payable plus associated interest that was issued for the acquisition of Healthy Pharms Inc. The note was originally due on May 18, 2020 and carried a 12% interest rate, paid in kind. The note payable is now due November 18, 2020 and carries a 15% interest rate, paid in kind, for the
6-month
term.

(e)	Modification of Accucanna Note Receivable
In May 2020, the Company amended its note receivable with Accucanna (Note 10). Accucanna and Pure Ratios are related by way of common owners. The Company agreed with Accucanna and Pure Ratios that in exchange for Pure Ratios foregoing its contingent consideration earn out of approximately 1.4 million SVS of the Company, the note receivable to the Company from Accucanna the Company would be as follows: principal balance of the note amended to $890, the interest amended to 5%, and the maturity date amended to July 5, 2020, with an optional
30-
day extension by written notice from Accucanna.

(f)	Amendment to Cannex California Lease
Effective May 22, 2020, the Company entered into an amendment to the lease agreement with the landlord for the Cannex California facility. To address the
COVID-19
pandemic outbreak, the City of Commerce adopted an emergency ordinance to address the rights and obligations of landlords and tenants. Under the terms of the amendment, the Company shall not be required to pay the landlord any rent during the period beginning April 1, 2020 and lasting until the first calendar day of the month following the expiration of the city ordinance. As a result of the amended lease, the landlord is entitled to certain funds that had previously been held in escrow.

(g)	Covid-19
The recent outbreak of the corona virus, also known as
“COVID-19”,
has spread across the globe and is impacting worldwide economic activity. Conditions surrounding the corona virus continue to rapidly evolve and government authorities have implemented emergency measures to mitigate the spread of the virus. The outbreak and the related mitigation measures may have an adverse impact on global economic conditions as well as on the Company’s business activities. The extent to which the corona virus may impact the Company’s business activities will depend on future developments, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions, business disruptions, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease. These events are highly uncertain and as such, the Company cannot determine their financial impact at this time.